Long-Term Borrowings (Narrative) (Details) (USD $)	3 Months Ended			12 Months Ended				12 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013 item	Dec. 31, 2012	Dec. 31, 2011	Aug. 25, 2011	Dec. 31, 2012 Series A Notes - 7% [Member]	Dec. 31, 2013 Series C Notes [Member]	Dec. 31, 2012 Series C Notes [Member]	Aug. 25, 2011 Line Of Credit Revolver [Member]	Aug. 25, 2011 Line Of Credit For Issuance Of Letters Of Credit [Member]	Dec. 31, 2013 Senior Unsecured [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 CIT Group Inc. [Member]	Dec. 31, 2012 CIT Group Inc. [Member]	Dec. 31, 2011 CIT Group Inc. [Member]	Dec. 31, 2013 Base Rate Plus [Member] Minimum [Member]	Dec. 31, 2013 Base Rate Plus [Member] Maximum [Member]	Jan. 27, 2014 Subsequent Event [Member]	Feb. 19, 2014 Subsequent Event [Member] 3.875% Notes Due 2019 [Member]
Debt Instrument [Line Items]
LIBOR with no floor														2.00%	2.75%				1.00%	1.75%
Issuance of letters of credit							$ 2,000,000,000				$ 1,650,000,000	$ 350,000,000
Line of credit available				1,900,000,000	1,900,000,000																1,500,000,000
Remaining amount of letter of credit				100,000,000	100,000,000
Revolving credit facility, minimum consolidated net worth covenant				6,000,000,000
Issuance of senior unsecured notes									5,250,000,000				7,250,000,000									1,000,000,000
LIBOR loans, Margin rate				2.50%				7.00%		7.00%
Base Rate loans, Margin rate				1.50%
Number of domestic operating subsidiaries guaranteeing credit facility				8
Ratio of assets to sum of committed credit facility size and all outstanding indebtedness under credit facility covenant				2.0
Repurchase all or portion of the notes at purchase price, Series A and C notes									101.00%
Other debt				38,600,000
Acceleration of FSA discount accretion										1,300,000,000
Debt instrument stated interest rate																						3.875%
Repayments of term debt				2,445,800,000	19,542,200,000	15,626,300,000		6,500,000,000		8,760,000,000						60,500,000	15,239,800,000	6,020,600,000
Loss on debt extinguishments	$ (16,800,000)	$ (21,500,000)	$ (22,900,000)		$ (61,200,000)	$ (134,800,000)				$ 61,000,000